UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
January 13, 2016 to February 12, 2016

Commission File Number of Issuing entity:	333-191331-10

Central Index Key Number of issuing entity:	0001652672

GS Mortgage Securities Trust 2015-GC34
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

Central Index Key Number of depositor:	0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001541001
0001541502
0001576832
0001548405
0001558761

Citigroup Global Markets Realty Corp.
Goldman Sachs Mortgage Company
MC-Five Mile Commercial Mortgage Finance LLC
Starwood Mortgage Funding I LLC
Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor(s) as specified in its charter)

Leah Nivison (212) 902-1000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3982901
38-3982902
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7530
(Telephone number, including area code)

NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☑
A-2	☐	☐	☑
A-3	☐	☐	☑
A-4	☐	☐	☑
A-AB	☐	☐	☑
X-A	☐	☐	☑
X-B	☐	☐	☑
A-S	☐	☐	☑
B	☐	☐	☑
PEZ	☐	☐	☑
C	☐	☐	☑
D	☐	☐	☑
X-D	☐	☐	☑

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION ITEM
Item 1. Distribution and Pool Performance Information.
On February 12, 2016 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC34. The distribution report is attached as an Exhibit to this form 10-D, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (The "Depositor") and held by GS Mortgage Securities Trust 2015-GC34 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from January 13, 2016 to February 12, 2016.

The Depositor has filed a Form ABS-15G on February 16, 2016. The CIK number of the Depositor is 0001004158.

Citigroup Global Markets Realty Corp.(CGMRC), one of the sponsors, has filed a Form ABS-15G on February 16, 2016. The CIK number of CGMRC is 0001541001.

Goldman Sachs Mortgage Company (GSMC), one of the sponsors, has filed a Form ABS-15G on February 12, 2016. The CIK number of GSMC is 0001541502.

MC-Five Mile Commercial Mortgage Finance LLC (Five Mile), one of the sponsors, has filed a Form ABS-15G on February 22, 2016. The CIK number of Five Mile is 0001576832.

Starwood Mortgage Capital LLC (Starwood), one of the sponsors, has filed a Form ABS-15G on February 05, 2016. The CIK number of Starwood is 0001548405.

Cantor Commercial Real Estate Lending L.P. (CCRE), one of the sponsors, has filed a Form ABS-15G on February 12, 2016. The CIK number of CCRE is 0001558761.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION ITEM
Item 6. Significant Obligors of Pool Assets.
The Illinois Center Mortgage Loan is a significant obligor within the meaning of item 1101(k) of Regulation AB and as disclosed in the Prospectus Supplement for GS Commercial Mortgage Pass-Through Certificates Series 2015-GC34. Based on the borrower's operating statement with an end date of September 30, 2015. Loan 304591001 (Prosupp ID 1) has a Net Operating Income of $3,631,583.00.

Item 7. Change in Sponsor Interest in the Securities.
None.

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of GS Mortgage Securities Trust 2015-GC34, relating to the February 12, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: February 26, 2016	/s/ Leah Nivison
Name: Leah Nivison
Title: CEO

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Monthly report distributed to holders of GS Mortgage Securities Trust 2015-GC34, relating to the February 12, 2016 distribution.